Financial information by segment, Assets and liabilities by business sectors (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets allocated [Abstract]
Contracted concessional assets	$ 8,155,418	$ 8,161,129
Investments carried under the equity method	116,614	139,925	$ 53,419
Current financial investments	200,084	218,577
Cash and cash equivalents (project companies)	868,501	562,795	631,542	$ 669,387
Total assets	9,938,354	9,659,815
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,237,614	4,852,348	5,091,114
Grants and other liabilities	1,229,767	1,658,867
Long-term and short-term corporate debt	993,725	723,791	684,073
Total liabilities	8,197,473	7,944,959
Equity	1,740,881	1,714,856	$ 1,756,112
Total liabilities and equity	9,938,354	9,659,815
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,632,611	6,644,024
Investments carried under the equity method	61,866	77,549
Current financial investments	6,530	13,798
Cash and cash equivalents (project companies)	397,465	421,198
Total assets	7,098,472	7,156,568
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,992,512	3,658,507
Grants and other liabilities	1,221,176	1,651,476
Total liabilities	5,213,688	5,309,983
Efficient Natural Gas [Member]
Assets allocated [Abstract]
Contracted concessional assets	502,285	559,069
Investments carried under the equity method	15,514	17,154
Current financial investments	124,872	148,723
Cash and cash equivalents (project companies)	67,955	11,850
Total assets	710,626	736,796
Liabilities allocated [Abstract]
Long-term and short-term project debt	504,293	529,350
Grants and other liabilities	108	146
Total liabilities	504,401	529,495
Electric Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	842,595	872,757
Investments carried under the equity method	30	0
Current financial investments	27,796	28,237
Cash and cash equivalents (project companies)	46,045	53,868
Total assets	916,466	954,862
Liabilities allocated [Abstract]
Long-term and short-term project debt	625,203	640,160
Grants and other liabilities	6,040	6,517
Total liabilities	631,243	646,677
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	177,927	85,280
Investments carried under the equity method	39,204	45,222
Current financial investments	40,886	18,373
Cash and cash equivalents (project companies)	21,270	9,548
Total assets	279,287	158,423
Liabilities allocated [Abstract]
Long-term and short-term project debt	115,606	24,331
Grants and other liabilities	2,443	728
Total liabilities	118,049	25,059
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,155,418	8,161,129
Investments carried under the equity method	116,614	139,925
Current financial investments	200,084	209,131
Cash and cash equivalents (project companies)	532,735	496,464
Total assets	9,004,851	9,006,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,237,614	4,852,348
Grants and other liabilities	1,229,767	1,658,867
Total liabilities	6,467,381	6,511,215
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	242,044	239,553
Other current assets (including cash and cash equivalents at holding company level)	691,459	413,613
Total assets	933,503	653,166
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	993,725	723,791
Other non-current liabilities	589,107	547,740
Other current liabilities	147,260	162,213
Total liabilities	1,730,092	1,433,744
Equity	1,740,881	1,714,856
Total liabilities and equity	$ 3,470,973	$ 3,148,600